[LOGO]          EMERGING GROWTH FUND
---------------------------------------
              SEMI-ANNUAL REPORT 1999

MAY 1, 1999

DEAR FELLOW SHAREHOLDERS:

In our annual report last October, I wrote that I believed that we had hit a solid bottom for small-cap growth stocks. Since that time, not only have small-cap stocks generally gone up, but the Kopp Emerging Growth Fund has beaten the returns posted by the recovering equity market in general.

The strength and momentum of the increase in stock prices in many of our companies has continued since I first wrote those words and can be described as very encouraging. The table below shows the returns of the Kopp Emerging Growth Fund* and the major indexes from September 30, 1998 through March 31, 1999:**

Kopp Emerging Growth Fund..........   +47%
Dow Jones Industrial Average.......   +25%
S&P 500............................   +26%
NASDAQ Composite...................   +45%
Russell 2000.......................    +9%

DOW 10,000

After several attempts, the Dow Jones Industrial Average finally closed over 10,000 on March 29th. What does that event really mean for the market and for the shareholders? The Dow is a measure of 30 large-cap, recognizable industrial stocks and actually says very little about the broader U.S. market, which is made up of more than 7,000 publicly-traded stocks of varying size. On the day that the Dow closed above 10,000, there were twice as many stocks on the New York Stock Exchange that made new 52-week LOWS than reached new 52-week HIGHS. In fact, more than 70% of all stocks were trading at lower prices at the end of March than they were a year earlier. Clearly, the pack isn't doing as well as the Dow.

I have written about the disparity between the performance of large-cap stocks and small-cap stocks. The reason that I continue to comment on this is that the numbers are so amazing. I believe that some of the statistics warrant repeating, even if you have read them elsewhere. Although the S&P 500 produced a total return of 28% for 1998, that return was primarily driven by the large-cap components of the index. Almost half of the S&P 500 stocks had negative returns for the year. Indeed, two-thirds of ALL U.S. stocks actually ended 1998 at a loss. Never before has the Russell 2000 underperformed the S&P 500 for five consecutive years -- and never before have small-caps underperformed large-caps by 30% in one year. 1998 was really a year for the history books. Let's hope that chapter is closed.

ROOM FOR SMALL-CAP RECOVERY

Like the Kopp Emerging Growth Fund, its benchmark performance index, the Russell 2000, has not yet recovered from the beating it took between April and October 1998. As shown in Chart 1 on the next page, the Russell 2000 Index has dropped substantially below its 200-day moving average only three times in the past 15 years. Following the first two occasions, the small-cap stock index made a significant move from the low. While there has been some increase from the October 1998 low point, the historical chart leads me to believe that there may be more strength ahead of this small-cap barometer.

 * Kopp Emerging Growth Fund Average Annual Total Return: Since Inception (10/01/97--3/31/99): -9.93
   1 year as of quarter end (3/31/98--3/31/99): +1.79

** Figures in the tables above and on page 3 include reinvested dividends and are not annualized. Indexes are unmanaged and not available directly for investment. Net performance of the fund does not reflect a maximum sales charge of 3.5%. If it did, returns would be lower. Absent expense reimbursements and fee waivers, returns of the fund would also be reduced. Past performance is not predictive of future performance; potential for profit involves possibility of loss. Small-cap investing carries more risk than investing in larger, more well- established companies because small companies have a higher risk of failure, experience greater price volatility, have more limited financial resources, and trade in lower volumes.

Historically, small-cap stocks have outperformed larger stocks, even though both go through periods of being in or out of favor. Since the start of the Kopp Emerging Growth Fund, the market has favored large-caps, causing higher than historical returns from that category and lower than historical returns from the small-cap category. People often think "it's different this time," but is it? At some point, I believe there will be a shift back to small caps, causing both categories of stocks to revert more to their historical averages.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CHART 1: RUSSELL 2000 VS. 200-DAY MOVING AVERAGE (SOLID
                         LINE)
Sep-83                                                       116.04     119.54     117.43           0
Oct-83                                                       109.17     118.08     109.17           0
Nov-83                                                       107.76     114.66     114.66           0
Dec-83                                                       110.75     114.71     112.27           0
Jan-84                                                       110.21     116.69     110.21           0
Feb-84                                                       101.26     109.61     103.72           0
Mar-84                                                       102.93     105.17      104.1           0
Apr-84                                                       100.63     103.72     103.34           0
May-84                                                        97.41     105.75      97.75           0
Jun-84                                                        98.63      100.6      100.3     107.295
Jul-84                                                        93.95     100.06      95.25     105.077
Aug-84                                                        96.69     106.21     106.21     104.781
Sep-84                                                       105.12     106.82     105.17     103.832
Oct-84                                                       102.54     104.88      103.7     102.975
Nov-84                                                       100.11     104.47     100.11     101.965
Dec-84                                                        98.55     101.49     101.49     101.742
Jan-85                                                       101.21     114.77     114.77     102.809
Feb-85                                                       114.62     119.37     117.54     104.229
Mar-85                                                       113.63     118.68     114.92     105.946
Apr-85                                                       113.35     115.35     113.35     107.251
May-85                                                       112.73     117.71     117.26     109.452
Jun-85                                                        115.5     118.38     118.38     110.669
Jul-85                                                       118.64      123.6     121.56     112.308
Aug-85                                                       118.57     122.49      120.1     113.948
Sep-85                                                       112.61     119.42     112.65     115.202
Oct-85                                                       111.81     116.73     116.73     116.726
Nov-85                                                       117.32     124.62     124.62     117.711
Dec-85                                                       124.32     129.87     129.87     118.944
Jan-86                                                       128.23     131.99     131.78      120.63
Feb-86                                                       132.11        141        141     123.395
Mar-86                                                       141.26     147.63     147.63     126.432
Apr-86                                                       144.08     152.95     149.66      129.56
May-86                                                       149.03     154.61     154.61     132.865
Jun-86                                                       152.35     154.67     154.23     136.278
Jul-86                                                       139.59      155.3     139.65     138.978
Aug-86                                                       137.77     143.83     143.83     141.688
Sep-86                                                       132.07     144.14     134.73     142.699
Oct-86                                                       135.19     139.95     139.95     143.707
Nov-86                                                       136.05     140.94     139.26     144.455
Dec-86                                                       134.23     140.42        135     143.855
Jan-87                                                       137.25     151.72     150.48      144.14
Feb-87                                                       152.29     162.84     162.84     145.458
Mar-87                                                       162.74        169     166.79     146.676
Apr-87                                                       158.57     169.77     161.82     147.435
May-87                                                       157.06     164.04     161.02     149.572
Jun-87                                                        160.4     165.76     164.75     151.664
Jul-87                                                       164.39     169.49     169.42     155.133
Aug-87                                                        168.8     174.44     173.31     158.469
Sep-87                                                       166.78     174.25     170.81     161.624
Oct-87                                                       106.07     172.54     118.26      159.95
Nov-87                                                        111.7     120.22      111.7     156.072
Dec-87                                                       106.43     121.59     120.42      151.83
Jan-88                                                       121.23     128.03     125.24     147.675
Feb-88                                                       125.26      136.1      136.1     145.103
Mar-88                                                       136.26     143.67     142.15     143.216
Apr-88                                                       140.41     145.32     145.01     141.242
May-88                                                        139.2     145.31     141.37     138.437
Jun-88                                                        142.8      151.3      151.3     136.236
Jul-88                                                       148.77     151.42     149.88     134.143
Aug-88                                                          144     150.67     145.74     136.891
Sep-88                                                       144.57     149.09     149.09      140.63
Oct-88                                                       146.67     149.15     147.25     143.313
Nov-88                                                       139.87     147.21     142.01      144.99
Dec-88                                                       142.56     147.36     147.36     146.116
Jan-89                                                       146.79     153.85     153.85     147.286
Feb-89                                                       153.96     157.07     154.56     148.241
Mar-89                                                       154.67     158.33      157.9     149.894
Apr-89                                                       157.97     164.68     164.68     151.232
May-89                                                       164.29     171.53     171.53     153.397
Jun-89                                                       167.43      173.4     167.43     155.566
Jul-89                                                        167.6      174.5      174.5     158.107
Aug-89                                                       174.21      178.2      178.2     161.202
Sep-89                                                       175.99     179.16     178.21     164.822
Oct-89                                                       166.33     180.78     167.47     166.833
Nov-89                                                       165.76     168.48     168.18     168.266
Dec-89                                                       162.82     168.87     168.31     169.641
Jan-90                                                       152.62      170.8     153.26     169.177
Feb-90                                                       154.36      159.3     157.72     168.481
Mar-90                                                       158.04     164.38     163.64     167.692
Apr-90                                                       157.82      163.4     158.09     166.758
May-90                                                       158.49     168.91     168.91     166.199
Jun-90                                                        166.9      170.9     169.12     165.291
Jul-90                                                       161.51     170.04     161.51     163.621
Aug-90                                                       132.92     160.77     139.51     160.825
Sep-90                                                       126.18     140.34     126.74     156.681
Oct-90                                                       118.82     129.06     118.82     151.732
Nov-90                                                       118.91     127.51     127.51     149.157
Dec-90                                                       128.15     132.19     132.19     146.604
Jan-91                                                       125.25     144.17     144.17     144.657
Feb-91                                                        145.5     160.01     160.01     144.849
Mar-91                                                       161.25     171.01     171.01     145.059
Apr-91                                                       170.31      178.7     170.64     145.211
May-91                                                       169.48     178.34     178.34     146.894
Jun-91                                                       167.41     178.54     167.41     149.684
Jul-91                                                          167     172.87     172.78     154.288
Aug-91                                                       166.49     179.11     179.11     160.317
Sep-91                                                       175.29     180.16     180.15     165.581
Oct-91                                                       175.61        185     184.97     170.859
Nov-91                                                       174.89      188.4     176.37     174.079
Dec-91                                                       174.43     189.93     189.91     177.069
Jan-92                                                       183.88      206.1     205.11     180.479
Feb-92                                                       205.16        213     211.15      184.53
Mar-92                                                       202.32     218.15      203.7     187.066
Apr-92                                                        191.2      203.7     196.26     189.951
May-92                                                       190.85     200.84     198.52     192.525
Jun-92                                                       185.73      200.6     188.58     193.472
Jul-92                                                       185.32     194.75     194.74     194.931
Aug-92                                                       186.01     195.86     188.79     195.313
Sep-92                                                       188.53     194.73     192.91     196.967
Oct-92                                                        183.4     198.91     198.91     197.867
Nov-92                                                        198.6     213.81     213.81     198.737
Dec-92                                                       212.56     221.01     221.01     199.723
Jan-93                                                        219.2     230.69      228.1     202.163
Feb-93                                                       216.43     232.45     222.41     204.778
Mar-93                                                       222.25      230.8     229.21     207.847
Apr-93                                                        218.4     229.29     222.68     211.257
May-93                                                       222.37     232.93     232.19     215.002
Jun-93                                                       226.52     234.33     233.35     219.458
Jul-93                                                       233.02     237.91     236.46     223.813
Aug-93                                                       236.34     246.19     246.19     228.541
Sep-93                                                       242.15     252.95     252.95     232.455
Oct-93                                                        252.3     260.41     259.18     236.272
Nov-93                                                       246.66     260.17     250.41     238.503
Dec-93                                                       249.33     258.59     258.59     242.121
Jan-94                                                       256.08     266.71     266.52     245.852
Feb-94                                                       258.81     267.75     265.53     250.137
Mar-94                                                       248.37     271.08     251.06     252.024
Apr-94                                                       241.95     256.01     252.55     253.944
May-94                                                       242.39        255     249.28     255.226
Jun-94                                                       238.23     253.39     240.29     254.636
Jul-94                                                       239.91     245.98     244.06     253.747
Aug-94                                                       243.67     257.32     257.32     253.561
Sep-94                                                       252.32     260.29     256.12     254.132
Oct-94                                                       247.97     256.44     255.02     253.775
Nov-94                                                        238.9     255.04     244.25     251.548
Dec-94                                                        233.9     250.36     250.36     250.031
Jan-95                                                       246.39     253.13     246.85      249.61
Feb-95                                                       246.85     257.47     256.57     250.012
Mar-95                                                       253.69     261.55     260.77     251.161
Apr-95                                                       259.69     266.18     266.17    253.7491
May-95                                                       264.59     273.84     270.25     256.368
Jun-95                                                       270.25     284.37     283.63    258.9991
Jul-95                                                       283.24     299.72     299.72    263.3591
Aug-95                                                       297.22      305.5     305.31    268.3881
Sep-95                                                       303.88     316.97     310.38    275.0011
Oct-95                                                       291.25     310.38     296.25    279.5901
Nov-95                                                       295.69     308.58     308.58    285.7631
Dec-95                                                       303.38     315.97     315.97    291.7031
Jan-96                                                       299.44     316.89     315.38    297.1641
Feb-96                                                       315.19     326.44     324.93    303.0401
Mar-96                                                       318.34     331.52     330.77    309.0921
Apr-96                                                       328.34     348.58     348.28    315.5571
May-96                                                       341.34     364.97     361.85    321.7701
Jun-96                                                       339.28     364.34     346.61    325.9001
Jul-96                                                       303.03     347.84        316    326.4621
Aug-96                                                          316     335.62     333.88     330.225
Sep-96                                                       330.42     346.54     346.39     334.006
Oct-96                                                       337.71     350.43     340.57    336.4661
Nov-96                                                        338.9     354.29     354.11    340.3391
Dec-96                                                       348.45     362.61     362.61    344.1071
Jan-97                                                       357.61     373.17     369.45     347.975
Feb-97                                                       358.41     370.65     360.05     349.152
Mar-97                                                       342.49     367.87     342.56    347.2231
Apr-97                                                       335.18     347.59        343    346.8621
May-97                                                       342.99     380.76     380.76    353.3381
Jun-97                                                       380.59     396.99     396.37    359.5871
Jul-97                                                       392.99    414.641     414.48    366.3961
Aug-97                                                      406.172     423.82     423.43    374.6821
Sep-97                                                       423.43     453.82     453.82    384.6531
Oct-97                                                      405.371    466.211    433.262    391.7183
Nov-97                                                      418.828     444.93    429.922    397.7655
Dec-97                                                       412.68    442.031     437.02    405.4625
Jan-98                                                      404.859    438.172    430.051    414.2116
Feb-98                                                      430.051    462.422    461.828    426.0944
Mar-98                                                      456.078     480.68     480.68    436.0864
Apr-98                                                      466.031    492.281    482.891    444.7385
May-98                                                      445.602    487.539    456.621    448.9526
Jun-98                                                       433.66     457.66    457.391    452.3487
Jul-98                                                       419.75    464.328     419.75    448.9417
Aug-98                                                       337.84     420.18    337.949    439.4104
Sep-98                                                      335.871    376.969     363.59    432.7772
Oct-98                                                      303.871    379.231     378.16    426.8912
Nov-98                                                       378.16    403.141     397.75    423.6611
Dec-98                                                      387.609    421.981    421.961    419.6744
Jan-99                                                     407.0236    435.301    427.219    414.3283
Feb-99                                                      388.578    429.129    392.262    405.2654
Mar-99                                                      381.961    403.371    397.629    399.3662
Apr-99                                                      396.289    399.891    399.891    393.6162
39% Decline Oct-Feb
31% Decline July-Dec
38% Decline Apr-Oct 8

A STEALTH BEAR OR A REAL BEAR?

The good performance of the large-cap indexes masking the poor performance of the broader market has sometimes been referred to as a "STEALTH bear market." According to Lipper Inc., a leading provider of data on market and mutual fund statistics, we experienced a REAL bear market in the two and a half months between July 1998 and October 1998. That was obvious in the returns posted for the major indexes, but I would argue that the real bear market for small-cap stocks -- indeed for the broader market representing all publicly-traded stocks -- was closer to two and a half years rather than two and a half months.

In any case, if October 8, 1998 marked the end of a bear market (regardless of how long it lasted), then our current phase may be categorized as the first leg of a new bull market. Many of our shareholders recognize that there has been a bounce off the October 8th lows, but they see the Dow at new highs and wonder if their fund holdings have done as well as the market since the October 8th low. We believe that the two charts on the facing page show that our shareholders are getting their fair share of recent gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CHART 2: SIX MONTH PERFORMANCE
             (9/30/98-3/31/99) **

                                                     KOPPX      DOW JONES    S&P 500      NASDAQ     RUSSELL 2000
9/30/98                                                  0              0          0           0                0
10/1/98                                            -4.3029        -2.6788    -3.0108     -4.8121           -3.727
10/2/98                                            -6.3683        -0.7387    -1.4169     -4.6557          -3.8172
10/5/98                                           -13.0809        -1.4839    -2.7974     -9.2777          -7.3679
10/6/98                                           -14.2857        -1.2705    -3.1878    -10.8009          -8.5368
10/7/98                                           -18.5886        -1.2869    -4.5555    -13.6512         -11.3752
10/8/98                                           -21.6867        -1.4116    -5.6607    -16.2188         -14.6618
10/9/98                                           -15.1463         0.7255    -3.2074    -11.8872         -12.4294
10/12/98                                          -11.1876         2.0255    -1.8977     -8.7234         -10.4428
10/13/98                                          -13.0809          1.218    -2.1839    -10.8859         -11.8986
10/14/98                                          -11.8761         1.6086    -1.1288     -9.0251         -10.6188
10/15/98                                           -6.3683         5.8238      2.997     -4.8901          -7.9158
10/16/98                                           -6.8847         7.3208     3.8751     -4.3032           -5.696
10/19/98                                           -4.3029         7.9544     4.4621     -2.6632          -3.0642
10/20/98                                           -3.7866         8.4567     4.6135     -3.2264          -1.4525
10/21/98                                           -1.2048         8.6274     5.2025      -1.127          -1.0036
10/22/98                                            1.3769         8.8047     6.0442      0.5195           0.7723
10/23/98                                            3.0981         7.7738     5.2763      0.0012           0.9519
10/26/98                                            5.1635         7.5178     5.4385      1.8384           2.3323
10/27/98                                            6.5404          6.674     4.7522      1.4045           2.1755
10/28/98                                             7.401         6.7497     5.0226      2.5687            2.167
10/29/98                                            8.9501         8.3188     6.7767        3.74           2.9954
10/30/98                                           10.1549         9.5565     8.0294      4.5784           4.0073
11/2/98                                            13.9415        11.0107     9.3008      6.3211           6.3891
11/3/98                                            12.5645        11.0107     9.2261      5.5844           6.5923
11/4/98                                            15.3184        11.9924      9.996      7.6589           8.0781
11/5/98                                            16.8675        13.6797    11.4886      8.4577           9.1309
11/6/98                                            18.5886        14.4447    12.1926      9.6066           10.102
11/9/98                                            17.3838        13.4565    11.1297      9.8717           9.4373
11/10/98                                           16.3511        13.0232    10.9389     10.1415           9.1501
11/11/98                                           18.4165        12.5111    10.2221      9.9342           8.2178
11/12/98                                           18.7608        12.5866     9.8996      9.2819           7.8685
11/13/98                                           17.7281        13.7323    10.6892      9.1006           7.0874
11/16/98                                           18.7608         14.901    11.6872      9.9089           7.3797
11/17/98                                           18.2444        14.5826    12.0264      10.903           7.1069
11/18/98                                           20.3098        15.2818    12.5338       12.02            7.847
11/19/98                                           22.7195        15.4722    13.3332      13.333           8.4659
11/20/98                                            22.031         16.792    14.4089     13.8366           8.4433
11/23/98                                           24.4406        19.5298    16.8337     16.7418           9.5047
11/24/98                                           23.0637        18.5975    16.3204     16.0606           9.0795
11/25/98                                             23.58        18.7649    16.7019     17.2017            9.827
11/27/98                                           25.3012        19.0046    17.2388     19.0455          10.5889
11/30/98                                           24.2685        16.2437    14.4168     15.0959           9.3952
12/1/98                                             24.957        16.4603    15.5623     18.2963           9.6669
12/2/98                                            26.3339        15.5805     15.166     17.7921           9.3231
12/3/98                                            26.1618        13.2234    13.0903     15.3787           8.6389
12/4/98                                            27.5387        14.9634    15.7058     18.2615            9.566
12/7/98                                             29.432        15.6561    16.7835     20.4742          10.3364
12/8/98                                            28.5714        15.1143    16.1621     20.1265          10.4214
12/9/98                                            29.6041        14.8748    16.3696     21.0516          10.5534
12/10/98                                           25.9897        12.7376    14.5534     19.0171           9.0514
12/11/98                                           25.9897        12.4849     14.695     19.8053           8.7409
12/14/98                                           22.7195        10.8762    12.2113      16.122           6.6974
12/15/98                                           24.2685        12.5045    14.3381     18.8188           7.1454
12/16/98                                           26.8503        12.0875    14.2506     18.6275            7.223
12/17/98                                           28.7435        13.1742    16.0244     20.6655           8.3036
12/18/98                                           30.2926        13.5288     16.816     23.1604            9.305
12/21/98                                           32.8744        14.6154    18.2722     26.2239          10.5168
12/22/98                                           33.7349        15.3245     18.344     25.2173          10.0795
12/23/98                                           34.7676        17.3336    20.7992     28.2612          11.3312
12/24/98                                           34.2513        17.5371     20.576     27.6998          11.5475
12/28/98                                           35.1119        17.6488    20.4993     28.7194          12.2916
12/29/98                                           34.9398        18.8503     22.104     28.8061          12.8771
12/30/98                                            35.284        18.2595    21.1325     27.9312          13.2897
12/31/98                                           38.5542        17.0709     20.867     29.4508          16.0541
1/4/99                                             38.7263        17.1072    20.7559     30.3577          15.8618
1/5/99                                             41.9966        18.7255     22.396     32.9093          16.0896
1/6/99                                             46.4716        21.7064    25.1059     37.0177           17.657
1/7/99                                             48.0207        21.6145    24.8493     37.3264          17.6677
1/8/99                                             50.0861        22.9604    25.3763      38.408          18.6036
1/11/99                                            50.6024        22.6617    24.2741     40.7801          19.1257
1/12/99                                             48.537        20.8101    21.8779     37.0112          17.5387
1/13/99                                            47.5043        19.2147    21.3754     36.7786           17.283
1/14/99                                            45.9552        16.2995    19.1915     34.4177          15.5428
1/15/99                                            50.4303        19.0999    22.2466     38.6317           17.454
1/19/99                                            52.4957        19.2869     23.106     42.1722          18.5101
1/20/99                                            54.9053        19.0407    23.5602     42.6044          18.4359
1/21/99                                            52.6678        18.1248    21.4501     38.4263          16.6289
1/22/99                                            51.1188        16.2962    20.4698     38.0815          16.1861
1/25/99                                            51.9793        17.3501    21.3341      39.878          16.0948
1/26/99                                             54.389        18.8962    23.1365     43.6623          16.9801
1/27/99                                            50.9467        17.3107    22.2377     42.1114           15.823
1/28/99                                             54.389        18.3448    24.4206     46.2559          16.6063
1/29/99                                            54.7332         19.333    25.8237     47.9414          17.5002
2/1/99                                             55.7659        19.1655    25.1708     48.1893          17.1864
2/2/99                                             51.9793        18.2528    24.0883      45.434          15.9908
2/3/99                                             54.2169        19.4347    25.0794     47.2046          16.5406
2/4/99                                             53.7005        18.6402    22.7608     42.2844          14.9066
2/5/99                                             49.3976        18.6369     21.867     40.1325          13.5122
2/8/99                                             51.6351        18.4695    22.2967     41.9804          13.1296
2/9/99                                             46.8158        16.4538    19.5799     36.4232          10.8746
2/10/99                                            43.2014        17.0184    20.3086      36.347           9.4532
2/11/99                                            48.1928         19.392    23.3066     42.0176           11.722
2/12/99                                            46.1274        18.2626    20.9555     37.0785           9.5853
2/16/99                                            44.9226         18.545    22.1099      36.605           9.0234
2/17/99                                            39.5869          17.25    20.3558     32.7699           7.1369
2/18/99                                             39.759        18.5653    21.6586     33.4571           7.5635
2/19/99                                            39.2427        19.0922    21.8493     34.8179           7.8965
2/22/99                                            40.2754        21.8047    25.0863     38.2663           9.4145
2/23/99                                            42.5129        21.6994    24.9919     40.2937           9.7423
2/24/99                                            41.9966        19.8537    23.2446      38.111           8.7109
2/25/99                                             39.759        19.4287    22.4196     37.3695           8.0118
2/26/99                                            37.0052        18.6667    21.7618     35.0795           7.8858
3/1/99                                             36.1446        18.8988    21.5485     35.5016           8.4714
3/2/99                                             35.9725        18.5523    20.5003     33.3674           8.4821
3/3/99                                             32.8744        18.2753    20.7166     33.7316           7.7997
3/4/99                                             34.2513        20.7173    22.5789     35.3664           8.3693
3/5/99                                             40.2754        24.1432    25.4137      37.977           9.4673
3/8/99                                             42.3408        24.0352    26.1276     41.5494          10.0303
3/9/99                                             42.3408        23.6036    25.8434     41.2731           9.7937
3/10/99                                            42.1687        24.6119    26.5317     42.0441          10.3223
3/11/99                                            40.9638        26.2007    27.5976     42.4131          10.3105
3/12/99                                            40.1033        25.9318    27.2937     40.5995           9.5682
3/15/99                                            41.6523        26.9827    28.5395      43.546          10.2451
3/16/99                                            44.2341        26.6218     28.453     44.0083           9.7863
3/17/99                                             42.685        25.9708    27.6113     43.4002           9.5822
3/18/99                                            41.3081        27.4781     29.453     45.4069           9.8905
3/19/99                                            38.8984        26.2786    27.7559     42.9456           9.0716
3/22/99                                              38.21        26.1123    27.5317     41.4502           8.1435
3/23/99                                            34.5955         23.324     24.103     37.1346           5.4405
3/24/99                                            35.8003        23.2603    24.7372     39.6401           5.7229
3/25/99                                            41.3081        25.4222    26.8414     43.7444           8.0855
3/26/99                                            40.7917        25.2418    26.1345     42.8216           8.3424
3/29/99                                            46.6437        27.5949    28.8257     47.1709           9.9486
3/30/99                                            44.2341        26.4024    27.8994       46.43           9.6788
3/31/99                                            47.1601        24.7818    26.4855     45.3148           9.3619

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  CHART 3: PERFORMANCE FROM OCTOBER 8, 1998-MARCH 31,
                        1999 **

                                                             KOPPX      NASDAQ    S&P 500     RUSSELL 2000      DOW JONES
10/8/98                                                          0           0          0                0              0
10/9/98                                                     8.3516      5.1701     2.6005            2.616         2.1678
10/12/98                                                   13.4066      8.9464     3.9888           4.9439         3.4863
10/13/98                                                    10.989      6.3652     3.6855            3.238         2.6673
10/14/98                                                   12.5275      8.5863     4.8038           4.7376         3.0635
10/15/98                                                   19.5604     13.5218     9.1772           7.9051         7.3391
10/16/98                                                   18.9011     14.2222     10.108          10.5063         8.8574
10/19/98                                                   22.1978     16.1797    10.7302          13.5903         9.5001
10/20/98                                                   22.8571     15.5075    10.8907          15.4789        10.0097
10/21/98                                                   26.1538     18.0133    11.5151          16.0048        10.1827
10/22/98                                                   29.4505     19.9786    12.4072          18.0859        10.3626
10/23/98                                                   31.6483     19.3599    11.5932          18.2963          9.317
10/26/98                                                   34.2857     21.5528    11.7652          19.9139         9.0573
10/27/98                                                    36.044     21.0349    11.0377          19.7302         8.2015
10/28/98                                                   37.1428     22.4245    11.3243          19.7202         8.2782
10/29/98                                                   39.1209     23.8225    13.1837          20.6909         9.8697
10/30/98                                                   40.6593     24.8231    14.5116          21.8766        11.1252
11/2/98                                                    45.4945     26.9033    15.8592          24.6676        12.6003
11/3/98                                                    43.7363     26.0239      15.78          24.9058        12.6003
11/4/98                                                    47.2527     28.5001    16.5961          26.6468         13.596
11/5/98                                                    49.2308     29.4535    18.1783          27.8805        15.3075
11/6/98                                                    51.4286     30.8247    18.9246          29.0185        16.0833
11/9/98                                                    49.8901     31.1411    17.7979          28.2396         15.081
11/10/98                                                   48.5714     31.4632    17.5957          27.9031        14.6415
11/11/98                                                   51.2088     31.2158    16.8359          26.8105        14.1221
11/12/98                                                   51.6483     30.4372     16.494          26.4012        14.1987
11/13/98                                                   50.3297     30.2208    17.3309          25.4859        15.3608
11/16/98                                                   51.6483     31.1855    18.3889          25.8285        16.5462
11/17/98                                                    50.989     32.3722    18.7484          25.5088        16.2233
11/18/98                                                   53.6264     33.7054    19.2862          26.3761        16.9324
11/19/98                                                   56.7033     35.2726    20.1336          27.1012        17.1256
11/20/98                                                   55.8242     35.8736    21.2739          27.0748        18.4643
11/23/98                                                   58.9011     39.3413    23.8441          28.3185        21.2413
11/24/98                                                   57.1429     38.5281       23.3          27.8203        20.2956
11/25/98                                                   57.8022     39.8902    23.7045          28.6962        20.4654
11/27/98                                                        60     42.0909    24.2735           29.589        20.7086
11/30/98                                                   58.6813     37.3767    21.2822          28.1903        17.9081
12/1/98                                                    59.5604     41.1967    22.4965          28.5087        18.1279
12/2/98                                                    61.3187     40.5949    22.0764          28.1058        17.2355
12/3/98                                                    61.0989     37.7142    19.8762           27.304        14.8446
12/4/98                                                    62.8571     41.1551    22.6486          28.3904        16.6095
12/7/98                                                    65.2747     43.7962     23.791          29.2931        17.3121
12/8/98                                                    64.1758     43.3811    23.1322          29.3927        16.7626
12/9/98                                                    65.4945     44.4853    23.3522          29.5474        16.5196
12/10/98                                                   60.8791      42.057    21.4271          27.7874        14.3518
12/11/98                                                   60.8791     42.9978    21.5772          27.4235        14.0955
12/14/98                                                   56.7033     38.6014    18.9444          25.0289        12.4638
12/15/98                                                   58.6813     41.8203    21.1988          25.5539        14.1154
12/16/98                                                    61.978      41.592    21.1061          25.6448        13.6925
12/17/98                                                   64.3956     44.0245    22.9863          26.9111        14.7947
12/18/98                                                   66.3736     47.0024    23.8254          28.0845        15.1543
12/21/98                                                   69.6703     50.6589     25.369          29.5045        16.2565
12/22/98                                                   70.7692     49.4574     25.445          28.9921        16.9758
12/23/98                                                   72.0879     53.0906    28.0476          30.4588        19.0137
12/24/98                                                   71.4286     52.4205     27.811          30.7123        19.2201
12/28/98                                                   72.5275     53.6375    27.7297          31.5843        19.3334
12/29/98                                                   72.3077      53.741    29.4307          32.2704        20.5521
12/30/98                                                   72.7472     52.6967    28.4009          32.7539        19.9528
12/31/98                                                   76.9231     54.5105    28.1195          35.9932        18.7472
1/4/99                                                     77.1429     55.5929    28.0017          35.7679         18.784
1/5/99                                                     81.3187     58.6385    29.7403          36.0348        20.4255
1/6/99                                                      87.033     63.5422    32.6128          37.8715        23.4491
1/7/99                                                      89.011     63.9107    32.3407           37.884        23.3558
1/8/99                                                     91.6484     65.2017    32.8994          38.9808        24.7211
1/11/99                                                    92.3077      68.033     31.731          39.5925         24.418
1/12/99                                                    89.6703     63.5344     29.191          37.7329          22.54
1/13/99                                                    88.3516     63.2568    28.6584          37.4333        20.9217
1/14/99                                                    86.3736     60.4389    26.3435           35.394        17.9648
1/15/99                                                    92.0879     65.4687    29.5818          37.6336        20.8052
1/19/99                                                    94.7253     69.6946    30.4928          38.8712        20.9949
1/20/99                                                    97.8022     70.2104    30.9743          38.7842        20.7452
1/21/99                                                     94.945     65.2235    28.7376          36.6668        19.8162
1/22/99                                                     92.967      64.812    27.6984          36.1479        17.9614
1/25/99                                                    94.0659     66.9563    28.6146          36.0409        19.0304
1/26/99                                                    97.1429     71.4732    30.5251          37.0783        20.5987
1/27/99                                                    92.7473      69.622    29.5725          35.7225        18.9904
1/28/99                                                    97.1429     74.5688    31.8863          36.6403        20.0393
1/29/99                                                    97.5824     76.5805    33.3736          37.6878        21.0416
2/1/99                                                     98.9011     76.8765    32.6816            37.32        20.8718
2/2/99                                                     94.0659     73.5879     31.534           35.919         19.946
2/3/99                                                     96.9231     75.7011    32.5846          36.5633        21.1448
2/4/99                                                     96.2637     69.8285    30.1269          34.6486         20.339
2/5/99                                                     90.7692       67.26    29.1795          33.0146        20.3356
2/8/99                                                     93.6264     69.4656     29.635          32.5663        20.1658
2/9/99                                                     87.4725     62.8326    26.7552          29.9238        18.1213
2/10/99                                                    82.8571     62.7417    27.5275          28.2583        18.6939
2/11/99                                                    89.2308       69.51    30.7054          30.9168        21.1015
2/12/99                                                    86.5934     63.6148    28.2133           28.413         19.956
2/16/99                                                    85.0549     63.0496     29.437          27.7545        20.2423
2/17/99                                                    78.2417     58.4721    27.5775          25.5439        18.9288
2/18/99                                                    78.4615     59.2924    28.9586          26.0438         20.263
2/19/99                                                    77.8022     60.9166    29.1608          26.4341        20.7974
2/22/99                                                    79.1209     65.0326    32.5919          28.2128        23.5488
2/23/99                                                     81.978     67.4524    32.4919           28.597        23.4419
2/24/99                                                    81.3187     64.8472    30.6398          27.3884        21.5698
2/25/99                                                    78.4615     63.9622    29.7653          26.5691        21.1388
2/26/99                                                    74.9451     61.2288     29.068          26.4215        20.3659
3/1/99                                                     73.8461     61.7326    28.8418          27.1077        20.6013
3/2/99                                                     73.6264     59.1853    27.7308          27.1203        20.2498
3/3/99                                                     69.6703       59.62    27.9601          26.3207        19.9688
3/4/99                                                     71.4286     61.5712    29.9341          26.9881        22.4458
3/5/99                                                     79.1209     64.6873     32.939          28.2747        25.9208
3/8/99                                                     81.7582     68.9512    33.6957          28.9344        25.8112
3/9/99                                                     81.7582     68.6214    33.3945          28.6572        25.3734
3/10/99                                                    81.5385     69.5417    34.1241          29.2767        26.3962
3/11/99                                                         80     69.9821    35.2539          29.2628        28.0077
3/12/99                                                    78.9011     67.8174    34.9318           28.393        27.7349
3/15/99                                                    80.8791     71.3343    36.2524          29.1861        28.8009
3/16/99                                                    84.1758     71.8861    36.1607          28.6485        28.4349
3/17/99                                                    82.1978     71.1603    35.2685          28.4094        27.7745
3/18/99                                                    80.4396     73.5554    37.2207          28.7707        29.3034
3/19/99                                                    77.3626     70.6177    35.4217          27.8111        28.0867
3/22/99                                                    76.4835     68.8328    35.1841          26.7235        27.9181
3/23/99                                                    71.8681     63.6817    31.5497          23.5561        25.0898
3/24/99                                                    73.4066     66.6723    32.2219          23.8871        25.0252
3/25/99                                                    80.4396     71.5711    34.4524          26.6555        27.2181
3/26/99                                                    79.7802     70.4697     33.703          26.9565        27.0351
3/29/99                                                    87.2527      75.661    36.5557          28.8387        29.4218
3/30/99                                                    84.1758     74.7766    35.5739          28.5225        28.2123
3/31/99                                                    87.9121     73.4455    34.0751          28.1513        26.5685

The charts depict the performance of the Kopp Emerging Growth Fund (KOPPX) and the four major indexes for the six-month period ended March 31, as well as the performance from October 8, 1998 through March 31, 1999. As shown in Chart 3, through March 31st, the Dow bounced 27% off the October 8th low. Interestingly, for that time period, the Russell 2000, which we consider our small-cap benchmark, was up a similar percentage. The NASDAQ composite was up an impressive 73%, driven by very strong moves in many of the large-cap technology stocks. Over the same period, however, the Kopp Emerging Growth Fund was up 88% -- a full 15 percentage points better than the NASDAQ Composite.

BROADER GAINS IN TECHNOLOGY

The returns for the fund have been quite good over the past two quarters, particularly since the October 8, 1998 low, but they were not driven solely by our small-cap investment style. Rather, our technology focus, complemented by a small-cap asset allocation, has produced these results.

While most market indexes cover a broad array of sectors and industries and show a domination by large-cap stocks, it is interesting to note that since the October 8th low, the SoundView Information Technology (IT) 100 and the SoundView Small-Cap Index have tracked each other closely. The IT 100 index reflects the performance of the 100 largest information technology stocks; the Small-Cap Index reflects the performance of the next 200 IT companies in size. Both indexes are equally-weighted. No matter how you adjust or slice the data in these two indexes -- weighted or unweighted, mean or median -- the results are the same: the small-cap technology stocks appear to be keeping up with the large-caps in terms of performance. Perhaps the small-capitalization technology stocks have finally shed their laggardly behavior.

I want to reiterate, finally, that this is an EMERGING GROWTH mutual fund. While some may view it as a technology fund, I want to emphasize that we look at a number of sectors and industries in our search for attractive growth prospects. In recent years, our focus has been on technology, and to a lesser extent, health care. I continue to believe that the technology sector, more than most others, offers excellent long-term growth potential based primarily on productivity-enhancing trends, but opportunities for growth can appear in any sector. We at Kopp Investment Advisors will continue to search for those opportunities, and thank you for your patience and discipline.

            [SIGNATURE]

LEE KOPP
PRESIDENT

                                TOP TEN HOLDINGS
                  --------------------------------------------
     1. SDL, INC. (SDLI)
     2. RATIONAL SOFTWARE CORPORATION (RATL)
     3. ADC TELECOMMUNICATIONS, INC. (ADCT)
     4. LEVEL ONE COMMUNICATIONS, INC. (LEVL)
     5. DIGITAL MICROWAVE CORP. (DMIC)
     6. TECHNE CORP. (TECH)
     7. MOLECULAR DEVICES CORP. (MDCC)
     8. AVT CORPORATION (AVTC)
     9. COGNOS, INC. (COGN)
     10. MACROVISION (MVSN)
                               TOP TEN INDUSTRIES

               --------------------------------------------------
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Semiconductor                   9.1%
   Wireless                        9.9%
   Research Reagents/Instru-
   mentation                       8.0%
   Telecom Equipment               6.9%
   Semicap Equipment               5.4%
   Networking                      4.3%
   Voice Processing                4.2%
   Software Applications           4.1%
   Other Common Stocks            22.0%
   Cash & Equivalents              0.7%
   Laser-Based Components &
   Subsystems                     16.1%
   Application Development
   Tools                           9.7%

--------------------------------------------------------------------------------

        IT SHOULD NOT BE ASSUMED THAT OUR STOCK SELECTIONS OR INVESTMENT
       PHILOSOPHY WILL BE PROFITABLE OR WILL EQUAL ANY PAST PERFORMANCE.
      SMALL-CAP STOCKS INVOLVE GREATER RISKS AND VOLATILITY THAN THOSE OF
         LARGER, MORE ESTABLISHED COMPANIES. THIS REPORT IS FOR GENERAL
       INFORMATION ONLY AND IS NOT INTENDED TO PROVIDE SPECIFIC ADVICE OR
       RECOMMENDATIONS TO ANY INDIVIDUAL. FUTURE INVESTMENT DECISIONS AND
          COMMENTARY MAY BE MADE UNDER DIFFERENT ECONOMIC, MARKET, AND
       INDUSTRY CONDITIONS FROM THOSE EXISTING AT THE TIME THESE COMMENTS
                                 WERE PREPARED.

          CHART DATA COURTESY OF BASELINE FINANCIAL SERVICES, INC. AND
      SOUNDVIEW TECHNOLOGY GROUP. DATA IS BELIEVED TO BE RELIABLE, BUT IS
                         NOT GUARANTEED AS TO ACCURACY.

         THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
        SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
      FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
      INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
       PROSPECTUS. FOR MORE INFORMATION ON THE KOPP EMERGING GROWTH FUND,
         INCLUDING CHARGES AND EXPENSES, CALL 1-888-533-KOPP FOR A FREE
         PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

KOPP EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

------------------------------------------------------------------
ASSETS

Investments in securities, at value:

  Investments in securities of unaffiliated
    issuers (cost $298,824,676)                     $  329,516,302

  Investments in securities of affiliated issuers
    (cost $38,116,507)                                  17,658,594
------------------------------------------------------------------

Total investments in securities (cost
  $336,941,183)                                        347,174,896

Receivable from capital shares sold                        119,259

Receivable from securities sold                            408,581

Interest receivable                                          8,919

Deferred organization expenses, net of accumulated
  amortization                                              67,895

Prepaid expenses                                            27,839
------------------------------------------------------------------

Total Assets                                           347,807,389
------------------------------------------------------------------
LIABILITIES

Payable for capital shares redeemed                      1,124,263

Payable to Investment Advisor                              270,080

Payable for services fees                                  173,103

Payable for distribution fees                               71,635

Payable to Affiliated Distributor                            9,195

Accrued other expenses                                     374,089
------------------------------------------------------------------
Total Liabilities                                        2,022,365
------------------------------------------------------------------

NET ASSETS                                          $  345,785,024

------------------------------------------------------------------

------------------------------------------------------------------
NET ASSETS CONSIST OF:

Capital stock                                       $      404,222

Paid-in-capital in excess of par                       361,465,289

Accumulated undistributed net investment loss           (2,205,474)

Accumulated net realized loss on securities            (24,112,726)

Unrealized net appreciation on securities               10,233,713
------------------------------------------------------------------

Total Net Assets                                    $  345,785,024
------------------------------------------------------------------
CLASS A

Net Assets                                          $  302,357,401

Shares authorized ($0.01 par value)                  3,000,000,000

Shares issued and outstanding                           35,377,675

Net asset value and redemption price per share      $         8.55
------------------------------------------------------------------

Maximum offering price per share                    $         8.86
------------------------------------------------------------------
CLASS C

Net Assets                                          $      134,941

Shares authorized ($0.01 par value)                  3,000,000,000

Shares issued and outstanding                               15,783

Net asset value and redemption price per share      $         8.55
------------------------------------------------------------------
CLASS I

Net Assets                                          $   43,292,682

Shares authorized ($0.01 par value)                  3,000,000,000

Shares issued and outstanding                            5,028,712

Net asset value, redemption price and offering
  price per share                                   $         8.61

------------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
STATEMENT OF OPERATIONS
FOT THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

----------------------------------------------------------------
INVESTMENT INCOME
Interest                                            $     71,951
Dividends                                                 30,000
----------------------------------------------------------------
Total investment income                                  101,951
----------------------------------------------------------------
EXPENSES
Investment advisory fee                                1,584,911
Transfer agent fees                                      317,174
Service fees -- Class A                                  350,016
Service fees -- Class C                                       30
12b-1 fees -- Class A                                    140,007
12b-1 fees -- Class C                                         90
Federal and state registration fees                       13,310
Fund administration fees                                  92,628
Custody fees                                              40,296
Fund accounting fees                                      30,740
Professional fees                                         41,104
Directors' fees and expenses                              14,999
Reports to shareholders                                   26,068
Amortization of deferred organization expenses             9,923
Other expenses                                            17,460
----------------------------------------------------------------
Total expenses before waivers                          2,678,756
Less: Waiver of expenses by Investment Advisor          (365,972)
----------------------------------------------------------------
Net expenses                                           2,312,784
----------------------------------------------------------------
NET INVESTMENT (LOSS)                                 (2,210,833)
----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment transactions:
  Net realized loss on investment transactions of
    unaffiliated issuers                             (12,615,414)
  Net realized loss on investment transactions of
    affiliated issuers                                (4,796,216)
Change in unrealized appreciation on investments     137,547,161
----------------------------------------------------------------
Net gain on investments                              120,135,531
----------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $117,924,698
----------------------------------------------------------------

KOPP EMERGING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months Ended
                                           March 31, 1999           Year Ended
                                             (Unaudited)        September 30, 1998
------------------------------------------------------------------------------------
OPERATIONS

Net investment (loss)                        $ (2,210,833)         $  (3,559,559)

Net realized (loss) on investments            (17,411,630)            (6,701,095)

Change in unrealized appreciation on
  investments                                 137,547,161           (127,313,448)
------------------------------------------------------------------------------------

Net increase in net assets resulting
  from operations                             117,924,698           (137,574,102)
------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

  Class A:

    Proceeds from shares sold                  34,309,387            394,592,927

    Cost of shares redeemed                   (53,112,723)           (51,519,044)

  Class C:

    Proceeds from shares sold                     128,830                     --

  Class I:

    Proceeds from shares sold                   2,491,543             38,670,416

    Cost of shares redeemed                       (66,968)               (59,940)
------------------------------------------------------------------------------------

  Net decrease resulting from capital
    share transactions                        (16,249,931)           381,684,359
------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS:                 101,674,767            244,110,257
------------------------------------------------------------------------------------
NET ASSETS

Beginning of period                           244,110,257                      0
------------------------------------------------------------------------------------

End of period                                $345,785,024          $ 244,110,257

------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                                  Year Ended           Year Ended
                                                                              September 30, 1998   September 30, 1998
                                                                              ------------------   ------------------
                      Six Months Ended    February 19,     Six Months Ended        Class A              Class I
                       March 31, 1999        1999(1)        March 31, 1999
                      ----------------       through       ----------------
                          Class A        March 31, 1999        Class I
                         Unaudited       ---------------      Unaudited
                                             Class C
                                            Unaudited
---------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

Net asset value,
  beginning of year          $5.81            $8.09               $5.84              $10.00               $10.00
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment loss          (0.06)           (0.02)              (0.04)              (0.09)(2)            (0.06)(2)

Net realized and
  unrealized losses
  on investments              2.80             0.48                2.81               (4.10)               (4.10)
---------------------------------------------------------------------------------------------------------------------

Total from
  investment
  operations                  2.74             0.46                2.77               (4.19)               (4.16)
---------------------------------------------------------------------------------------------------------------------

Net asset value, end
  of period                  $8.55            $8.55               $8.61               $5.81                $5.84
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS

Net assets, end of
  period (000's)          $302,357           $  135             $43,293            $216,533             $ 27,577

Ratio of expenses to
  average net
  assets:                     1.50%(3)         2.15%(4)            1.15%(3)            1.50%(3)             1.15%(3)

Ratio of net
  investment loss to
  average net
  assets:                    (1.44)%(5)       (2.09)%(6)          (1.09)%(5)          (1.30)%(5)           (0.95)%(5)

Portfolio turnover
  rate(7)                     15.4%            15.4%               15.4%               19.7%                19.7%

Total return                 47.16%(8),(9)       5.69%(8)         47.43%(8)          (41.90)%(9)          (41.60)%

--------------------------------------------------------------------------------

(1)  Commencement of operations for Class C.

(2) Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.

(3) Absent voluntary fee waivers for the six months ended March 31, 1999 and the year ended September 30, 1998, respectively, the ratio of expenses to average net assets would have been 1.85% and 1.96% for Class A and 1.46% and 1.65% for Class I. Included in these fee waivers, for the six months ended March 31, 1999 and the year ended September 30, 1998, respectively were 12b-1 fee waivers of 0.12% and 0.15% for Class A and 0.08% and 0.19% for Class I.

(4) Absent voluntary fee waivers for the period February 19, 1999 through March 31, 1999, the ratio of expenses to average net assets would have been 2.24% for Class C. No 12b-1 fee waivers are included in these fee waivers since Class C had already incurred its maximum 12b-1 and shareholder servicing fees.

(5) Absent voluntary fee waivers for the six months ended March 31, 1999 and the year ended September 30, 1998, respectively, the ratio of net investment (loss) to average net assets would have been (1.79%) and (1.76%) for Class A and (1.40%) and (1.45%) for Class I.

(6) Absent voluntary fee waivers for the period February 19, 1999 through March 31, 1999, the ratio of net investment (loss) to average net assets would have been (2.18%) for Class C.

(7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(8)  Not annualized.

(9)  Total return excludes sales charges.

8                    See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------
COMMON STOCK -- 99.7%
------------------------------------------------------------------
APPLICATION DEVELOPMENT TOOLS -- 9.7%
 1,250,000  Rational Software Corporation             $ 33,515,625
------------------------------------------------------------------
DATA STORAGE -- 1.2%
   500,000  Western Digital Corporation                  3,968,750
------------------------------------------------------------------
DATA WAREHOUSING -- 2.7%
   400,000  Cognos, Inc.(f)                              9,400,000
------------------------------------------------------------------
DIAGNOSTICS -- 0.3%
   445,000  Cholestech Corporation                         945,625
------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.1%
   300,000  Artesyn Technologies, Inc.                   3,712,500
------------------------------------------------------------------
ELECTRONIC DATA INTERCHANGE -- 2.4%
   200,000  National Data Corporation(*)                 8,400,000
------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 3.0%
   400,000  ANSYS, Inc.                                  2,750,000
   450,000  Applied Microsystems Corporation(#)          1,293,750
   120,000  Synopsys, Inc.                               6,450,000
------------------------------------------------------------------
                                                        10,493,750
------------------------------------------------------------------
INDUSTRIAL AUTOMATION -- 1.1%
   585,000  Adept Technology, Inc.(#)                    3,857,344
------------------------------------------------------------------

Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------

------------------------------------------------------------------
INFECTION CONTROL EQUIPMENT -- 0.8%
   100,000  STERIS Corporation                        $  2,662,500

------------------------------------------------------------------
INFORMATION SECURITY -- 2.9%
   300,000  Cylink Corporation                           1,200,000
   240,000  Macrovision Corporation                      8,880,000
------------------------------------------------------------------
                                                        10,080,000

------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 1.7%
   392,500  Lightbridge, Inc.                            1,987,031
   100,000  Norstan, Inc.                                  925,000
   130,000  ONTRACK Data International, Inc.               503,750
   340,000  Technology Solutions Company                 2,422,500
------------------------------------------------------------------
                                                         5,838,281

------------------------------------------------------------------
LASER-BASED COMPONENTS & SUBSYSTEMS -- 16.1%
   615,000  SDL, Inc.                                   55,811,250

------------------------------------------------------------------
MACHINE VISION/INSPECTION -- 1.5%
    35,000  CyberOptics Corporation                        455,000
   400,000  Zygo Corporation                             4,750,000
------------------------------------------------------------------
                                                         5,205,000

------------------------------------------------------------------
NETWORKING -- 4.3%
   150,000  3 Com Corporation                            3,496,875
    50,000  Cisco Systems, Inc.                          5,478,125
   230,000  Digital Link Corporation                     1,380,000
   240,000  Larscom Incorporated                           502,500
    80,000  Network Equipment Technologies, Inc.           715,000

                     See Notes to the Financial Statements.                    9

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------
NETWORKING  (CONTINUED)
   400,000  VideoServer, Inc.                         $  3,100,000
------------------------------------------------------------------
                                                        14,672,500
------------------------------------------------------------------
ONCOLOGY -- 1.1%
   230,000  ImClone Systems Incorporated                 3,881,250
------------------------------------------------------------------
ORTHOPEDICS -- 0.3%
    25,000  Xomed Surgical Products, Inc.                  981,250
------------------------------------------------------------------
RESEARCH REAGENTS/INSTRUMENTATION -- 8.0%
   400,000  Molecular Devices Corporation               10,800,000
   395,000  Serologicals Corporation                     5,357,187
   400,000  Techne Corporation                          11,550,000
------------------------------------------------------------------
                                                        27,707,187
------------------------------------------------------------------
SEMICAP EQUIPMENT -- 5.4%
   350,000  Aetrium Incorporated                         2,275,000
   370,000  Applied Science and Technology, Inc.         4,648,125
   180,000  Asyst Technologies, Inc.                     2,475,000
   100,000  Brooks Automation, Inc.                      2,237,500
   290,000  Credence Systems Corporation                 6,216,875
    30,000  Lam Research Corporation                       870,000
------------------------------------------------------------------
                                                        18,722,500
------------------------------------------------------------------
SEMICONDUCTOR -- 9.1%
   300,000  ANADIGIC, Inc.                               5,287,500
   130,000  Burr-Brown Corporation                       3,055,000
    20,000  Conexant Systems, Inc.                         553,750
   350,000  Level One Communications, Incorporated      17,018,750
Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------
SEMICONDUCTOR  (CONTINUED)
    65,000  PMC-Sierra, Inc.                          $  4,627,188
   170,000  RF Monolithics, Inc.                         1,051,875
------------------------------------------------------------------
                                                        31,594,063

------------------------------------------------------------------
SOFTWARE APPLICATIONS -- 4.1%
   150,000  Gensym Corporation                             412,500
   200,000  Hyperion Software Corporation                2,900,000
   300,000  Infinium Software, Inc.                      1,350,000
   270,000  Information Management Associates, Inc.        573,750
   270,000  Platinum Software Corporation                1,991,250
   235,000  Project Software & Development, Inc.         5,757,500
   100,000  The Vantive Corporation                      1,206,250
------------------------------------------------------------------
                                                        14,191,250

------------------------------------------------------------------
SPECIALTY PHARMACEUTICALS -- 0.1%
    69,200  Warner Chilcott Laboratories -- SP ADR         484,400

------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 6.9%
   400,000  ADC Telecommunications, Inc.                19,075,000
    50,000  Tellabs, Inc.                                4,887,500
------------------------------------------------------------------
                                                        23,962,500

------------------------------------------------------------------
TEST AND MEASUREMENT -- 1.8%
   390,000  LeCroy Corporation(#)                        6,045,000

------------------------------------------------------------------
VOICE PROCESSING -- 4.2%
   140,000  Aspect Telecommunications Corporation          927,500
   400,000  AVT Corporation                              9,550,000

10                   See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------
VOICE PROCESSING  (CONTINUED)
   250,000  Centigram Communications Corporation      $  2,468,750
   100,000  Davox Corporation                              618,750
    30,000  Dialogic Corporation                           915,000
------------------------------------------------------------------
                                                        14,480,000
------------------------------------------------------------------
WIRELESS -- 9.9%
    38,000  Celeritek, Inc.                                152,000
 2,000,000  Digital Microwave Corporation               16,750,000
   200,000  EMS Technologies, Inc.                       2,825,000
   540,000  Itron, Inc.                                  5,062,500
   100,000  Proxim, Inc.                                 2,875,000
   550,000  Spectrian Corporation(#)                     6,462,500
------------------------------------------------------------------
                                                        34,127,000
------------------------------------------------------------------
Total Common Stock (cost $334,505,812)                $344,739,525

Principal                                                Market
  Amount                                                 Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.7%
------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.7%
$2,435,371  Firstar Institutional Money Market
              Fund(*)                                 $  2,435,371
------------------------------------------------------------------
Total Short-Term Investments (cost $2,435,371)           2,435,371
------------------------------------------------------------------

Total Investments -- 100.4% (cost $336,941,183)        347,174,896

Liabilities, less Other Assets -- (0.4)%               (1,389,872)
------------------------------------------------------------------
NET ASSETS -- 100.0%                                  $345,785,024

----------------------------------------------------

  *  Income producing security.
  f  Foreign security.
  # Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)

1. ORGANIZATION

Kopp Funds, Inc. (the "Company") was incorporated on June 12, 1997 as a Minnesota company, and is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Kopp Emerging Growth Fund (the "Fund") is a non-diversified series of the Company. The Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks of companies Kopp Investment Advisors, Inc. (the "Advisor") believes to have the potential for superior growth. The Company's registration statement was declared effective on September 16, 1997. The Fund commenced operations on October 1, 1997.

The costs incurred in connection with the organization, initial registration and public offering of shares aggregated $96,935. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholders or any transferee will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

The Fund has issued three classes of shares: Class A, Class C, and Class I. Each class of shares has identical rights and privileges except that each class bears its own expenses and exclusive voting rights on matters pertaining to the distribution plan for that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Company or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is required.

INCOME AND EXPENSES

Net investment income (loss), other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FOREIGN SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

OTHER

Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds (specific identification). Dividend income is recognized on the ex-dividend date or as soon as this information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to more closely present capital balances on a tax basis.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

                                                         Class A
                                                    Six Months Ended
                                                     March 31, 1999
                                                    -----------------
Shares sold                                               5,163,351
Shares redeemed                                          (7,080,594)
---------------------------------------------------------------------
Net decrease                                             (1,917,243)

                                                           Class C
                                                      February 19, 1999*
                                                           through
                                                        March 31, 1999
                                                    ----------------------
Shares sold                                                    15,783
Shares redeemed                                                    --
--------------------------------------------------------------------------
Net increase                                                   15,783

                                                         Class I
                                                    Six Months Ended
                                                     March 31, 1999
                                                    -----------------
Shares sold                                                 317,022
Shares redeemed                                             (12,124)
---------------------------------------------------------------------
Net increase                                                304,898

*Commencement of operations for Class C.

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended March 31, 1999, were $48,885,166 and $65,136,052 respectively. There were no purchases or sales of long-term U.S. Government securities.

At March 31, 1999, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Appreciation                                        $ 115,754,834

(Depreciation)                                       (105,524,470)
-----------------------------------------------------------------

Net unrealized appreciation on investments          $  10,230,364

At March 31, 1999, the cost of investments for federal income tax purposes was $336,944,532.

At September 30, 1998, the Fund had, on a tax basis, post-October losses of $6,697,746 expiring in 2006. These losses are available to offset future capital gains prior to a distribution.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its investment advisory agreement with the Fund, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 1.00% applied to the daily net assets of the Fund.

For the fiscal year ending September 30, 1999, the Advisor has voluntarily agreed to waive its management fee to the extent necessary to ensure that (i) the total annual operating expenses for Class A shares will not exceed 1.50%,
(ii) the total annual operating expenses for Class C shares will not exceed 2.15%, and (iii) the total annual operating expenses for Class I shares will not exceed 1.15%.

Firstar Mutual Fund Services LLC, serves as accounting services agent, administrator and transfer agent for the Fund. Firstar Bank Milwaukee, N.A. serves as custodian for the Fund.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to each class of shares pursuant to which certain distribution and shareholder servicing fees may be paid to Centennial Lakes Capital, Inc. (the "Distributor"). The Distributor is an affiliate of the Advisor. Under the terms of the Plan, each class of shares may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of the Fund attributable to Class A and Class I and up to 0.75% of the average daily net assets of the Fund attributable to Class C (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of the Fund attributable to all three classes (computed on an annual basis). Payments under the Plan with respect to Class A shares are currently limited to 0.35%, which represents a 0.10% distribution fee and a 0.25% shareholder servicing fee. Class C shares are currently incurring 1.00%, which represents a 0.75% distribution fee and a 0.25% shareholder servicing fee. The Fund currently has no intention of paying any Rule 12b-1 fees in connection with the Class I shares. The Distributor is authorized to, in turn, pay all or a portion of these fees to any registered securities dealer, financial institution, or other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement ("Rule 12b-1 Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholders servicing expenses. The Plan is a "reimbursement" plan, which means that the fees paid by the Fund under the Plan are intended to reimburse the Distributor for services renders and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. As of March 31, 1999, there were $662,810 of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. Distribution fees and shareholder servicing fees incurred by Class A shares for the six months ended March 31, 1999 were $140,007 and $350,016, respectively (net of voluntary waiver). Distribution fees and shareholder servicing fees incurred by Class C shares for the period ended March 31, 1999 were $90 and $30, respectively. The distribution and shareholder servicing fees retained by the Distributor, related to Class A, for the six months ended March 31, 1999 were $13,732 and $34,330, respectively. The distribution and shareholder servicing fees retained by the Distributor, related to Class C, for the period ended March 31, 1999 were $90 and $30, respectively.

The Fund was advised that the Distributor retained front-end sales charges on Class A shares of $100,630 for the six months ended March 31, 1999.

6. OTHER AFFILIATES*

Investments representing 5% or more of the outstanding voting securities of a portfolio company results in that company being considered an "affiliated person," as defined in Section 2(a)(3) of the Investment Company Act of 1940. The aggregate market value of all securities of "affiliated persons" as of March 31, 1999 amounted to $17,658,594, representing 5.1% of net assets. Transactions during the six months ended March 31, 1999 in which the issuer was an "affiliated person" are as follows:

                              Adept          Applied         Digital
                           Technology,    Microsystems         Link           Lecroy       Spectrian
                               Inc.        Corporation    Corporation**    Corporation    Corporation       Total
                           ------------   -------------   --------------   ------------   ------------   ------------
September 30, 1998
Balance
  Shares                        615,000         200,000          471,000        364,900        460,000      2,110,900
  Cost                      $ 8,533,551     $ 2,128,180     $  9,226,332   $ 12,018,276   $ 13,174,625   $ 45,080,964
Gross Additions
  Shares                              0         250,000                0         25,100         90,000        365,100
  Cost                      $        --     $   967,110     $         --   $    478,094   $  1,291,046   $  2,736,250
Gross Deductions
  Shares                         30,000               0          241,000              0              0        271,000
  Cost                      $   474,375     $        --     $  5,765,426   $         --   $         --   $  6,239,801
---------------------------------------------------------------------------------------------------------------------
March 31, 1999 Balance
  Shares                        585,000         450,000          230,000        390,000        550,000      2,205,000
  Cost                      $ 8,059,176     $ 3,095,290     $  3,460,906   $ 12,496,370   $ 14,465,671   $ 41,577,413
---------------------------------------------------------------------------------------------------------------------
Realized loss               ($  253,757)    $         0     ($ 4,542,459)  $          0   $          0   ($ 4,796,216)
---------------------------------------------------------------------------------------------------------------------
Investment income           $         0     $         0     $          0   $          0   $          0   $          0
---------------------------------------------------------------------------------------------------------------------

 *The listing of these companies is not an admission that the "affiliated persons" are affiliates of the Distributor, Advisor, Fund, Company, or any other client of the Advisor.

**Security that was affiliated during the six months ended March 31, 1999, but not at March 31, 1999.

7. BANK BORROWING

The Fund has secured a $10,000,000 line of credit with Firstar Bank Milwaukee, N.A. The interest rate on any borrowings is the Bank's announced prime rate and borrowings would be for liquidity purposes. The Fund pays a commitment fee equal to the amount of the line at a rate of 0.10% per annum. During the six months ended March 31, 1999, the Fund did not draw upon the line of credit.

DIRECTORS

LeRoy C. Kopp
Robert L. Stehlik
Thomas R. Stuart

OFFICERS

LeRoy C. Kopp, CHIEF EXECUTIVE OFFICER AND PRESIDENT
John P. Flakne, CHIEF FINANCIAL OFFICER AND TREASURER
Kathleen S. Tillotson, EXECUTIVE VICE PRESIDENT AND SECRETARY
Gregory S. Kulka, FIRST VICE PRESIDENT

INVESTMENT ADVISER

KOPP INVESTMENT ADVISORS, INC.
7701 France Avenue South, Suite 500
Edina, MN 55435
------------------------------------------------------------------------
ADMINISTRATOR AND TRANSFER AGENT

FIRSTAR MUTUAL FUND SERVICES, LLC
For Overnight deliveries, use:          For regular mail deliveries, use:
Kopp Funds, Inc.                        Kopp Funds, Inc.
c/o Firstar Mutual Fund                 c/o Firstar Mutual Fund
    Services, LLC                           Services, LLC
Third Floor                             P.O. Box 701
615 E. Michigan Street                  Milwaukee, WI 53201-0701
Milwaukee, WI 53202

CUSTODIAN

FIRSTSTAR BANK MILWAUKEE, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202

DISTRIBUTOR

CENTENNIAL LAKES CAPITAL, INC.
7701 France Avenue South, Suite 500
Edina, MN 55435

INDEPENDENT AUDITORS

KPMG LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN 55402

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 N. Water Street
Milwaukee, WI 53202

KOPP FUNDS IS DISTRIBUTED BY CENTENNIAL LAKES CAPITAL, INC., A MEMBER OF THE NASD AND AN AFFILIATE OF KOPP INVESTMENT ADVISORS, INC. AND THE FUND.

-C- 1999 Kopp Investment Advisors, Inc.